Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2020	Dec. 31, 2019
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,513,068	$ 2,340,873
Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	2,527,333	2,350,116
Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	(14,265)	(9,243)
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,018,681	1,036,743
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,015	69,203
Loan and other credit-related commitments | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	647,534	599,700
Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	648,156	600,029
Loan and other credit-related commitments | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(622)	(329)
Loan and other credit-related commitments | 12-month expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	594,207	577,494
Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	594,400	577,631
Loan and other credit-related commitments | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(193)	(137)
Loan and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	52,359	21,485
Loan and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	965	712
Loan and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	9
Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	52,698	21,618
Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,055	771
Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	9
Loan and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(339)	(133)
Loan and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(90)	(59)
Loan and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Financial guarantees | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,209	20,166
Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,328	20,214
Financial guarantees | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(119)	(48)
Financial guarantees | 12-month expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,101	17,668
Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,129	17,684
Financial guarantees | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(28)	(16)
Financial guarantees | Lifetime expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,830	2,318
Financial guarantees | Lifetime expected credit losses | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	277	176
Financial guarantees | Lifetime expected credit losses | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	4
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,903	2,340
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	295	186
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	4
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(73)	(22)
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(18)	(10)
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	89,781	85,735
Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,018,681	1,036,743
Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,031,908	1,045,475
Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13,227)	(8,732)
Debt instruments measured at amortised cost | Loans and advances to banks | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,015	69,203
Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,069	69,219
Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(16)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	751,629	615,061
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	751,872	615,179
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(243)	(118)
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,589	75,259
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	850,772	950,286
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	852,678	951,583
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,906)	(1,297)
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,667	67,755
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,693	67,769
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(26)	(14)
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	744,628	613,162
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	744,724	613,200
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(38)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	157,242	77,898
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,470	8,326
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197	233
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	161,795	80,182
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,139	13,378
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	296	332
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,553)	(2,284)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,669)	(5,052)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(99)	(99)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,344	1,448
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,367	1,450
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	(2)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,852	1,789
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	148	109
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,915	1,827
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	232	151
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(63)	(38)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)	(42)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	393,607	351,725
Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	393,849	351,891
Debt instruments at FVOCI | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(242)	(166)
Debt instruments at FVOCI | Debt securities | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	402,331	355,664
Debt instruments at FVOCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(242)	(166)
Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	388,668	350,876
Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	388,792	350,915
Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(124)	(39)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,759	848
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180	0
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,777	975
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	280	0
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	1
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(127)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(100)	0
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,642,616	1,499,643
Strong | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	407,827	369,424
Strong | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	400,182	368,711
Strong | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,645	713
Strong | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,348	7,441
Strong | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,918	7,400
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	430	41
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	493,586	524,889
Strong | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	69,599	60,636
Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	665,256	537,253
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	480,945	523,092
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,544	60,548
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	664,153	536,942
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,641	1,797
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,055	88
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,103	311
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	372,676	333,158
Strong | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	369,864	333,072
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,812	86
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	463,070	471,257
Good | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	149,477	146,988
Good | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	131,509	141,322
Good | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,968	5,666
Good | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,393	6,033
Good | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,290	5,746
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,103	287
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	243,340	258,402
Good | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,039	5,329
Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,821	54,505
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	203,612	242,631
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,919	5,312
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	58,654	54,058
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39,728	15,771
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,120	17
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,167	447
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,011	10,966
Good | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,395	10,941
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	616	25
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	362,736	336,148
Satisfactory | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	81,707	77,499
Satisfactory | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	60,334	66,283
Satisfactory | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,373	11,216
Satisfactory | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,068	5,539
Satisfactory | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,590	4,200
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,478	1,339
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	248,791	228,485
Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,382	1,859
Satisfactory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,788	22,766
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160,839	181,056
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,142	1,797
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,716	21,921
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87,952	47,429
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	240	62
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,072	845
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,920	7,222
Satisfactory | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,533	6,902
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	387	320
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	39,880	28,254
Sub-standard | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,087	5,338
Sub-standard | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,375	1,315
Sub-standard | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,712	4,023
Sub-standard | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,223	1,011
Sub-standard | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	331	338
Sub-standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	892	673
Sub-standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,756	20,007
Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,040	1,395
Sub-standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	774	503
Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,282	4,804
Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88	112
Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	201	279
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,474	15,185
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	18
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	952	1,283
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	573	224
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	962	544
Sub-standard | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	962	544
Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	19,031	14,814
Credit impaired | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,058	780
Credit impaired | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,055	771
Credit impaired | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	9
Credit impaired | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	296	190
Credit impaired | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	295	186
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	4
Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,435	13,692
Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	0
Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233	152
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,139	13,378
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	296	314
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	232	151
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
Credit impaired | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	280	1
Credit impaired | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	280	0
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 1